Prepaid Expenses and Other Assets	12 Months Ended
Sep. 30, 2017
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Assets
5.	Prepaid Expenses and Other Assets

Prepaid expenses and other assets consist of the following:

	September 30, 2017	September 24, 2016
Prepaid expenses and other assets	$8,150	8,678
Unbilled accounts receivable	9,542	10,446
Total prepaid expenses and other assets	$17,692	19,124